Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Income and Comprehensive Income (Loss) (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Operating expenses:
Selling, general and administrative	$ 491,781	$ 474,715	$ 605,480
Total operating expenses	491,781	474,715	605,480
Operating income	(491,781)	(474,715)	(605,480)
Other income (expenses):
Interest income (expenses), net	16,239	120,137	106,363
Share of (loss) income of subsidiaries	(920,385)	492,000	3,756,839
Total other income (expenses), net	(904,146)	612,137	3,863,202
Income before income taxes	(1,395,927)	137,422	3,257,722
Income tax expenses
Net income	(1,395,927)	137,422	3,257,722
Other comprehensive income (loss):
Foreign currency translation adjustment	(1,122,394)	2,475,007	(1,301,838)
Total comprehensive income (loss)	$ (2,518,321)	$ 2,612,429	$ 1,955,884